Inventories - Summary of Inventories (Detail) - MXN ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Disclosure of Inventories [Line Items]
Inventories	$ 170,787,677	$ 86,113,142
Refined and petrochemicals products
Disclosure of Inventories [Line Items]
Inventories	73,864,875	40,359,715
Products in transit
Disclosure of Inventories [Line Items]
Inventories	63,383,057	21,614,227
Crude oil
Disclosure of Inventories [Line Items]
Inventories	27,418,100	18,540,376
Materials and products in stock
Disclosure of Inventories [Line Items]
Inventories	5,488,139	5,036,587
Materials in transit
Disclosure of Inventories [Line Items]
Inventories	337,832	313,899
Gas and condensate products
Disclosure of Inventories [Line Items]
Inventories	$ 295,674	$ 248,338